SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class A Ordinary Shares Subject to Possible Redemption
Maximum percentage of interest earned on the Trust Account	5.00%	5.00%
Available amount for withdrawal from Trust Account	$ 140,482	$ 140,482
Withdrawal of funds from Trust Account	0	0
Gross proceeds		225,400,000
Class A ordinary shares subject to possible redemption
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds		230,000,000
Proceeds allocated to public warrants		(1,855,333)
Class A ordinary shares issuance cost		(14,190,584)
Remeasurement of carrying value to redemption value	1,944,194	18,715,081
Class A ordinary shares subject to possible redemption	$ 234,613,358	$ 232,669,164